Segment reporting (Details 3) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Total revenue	$ 6,394,713	$ 16,144,309
Cost of revenues	(7,484,087)	(15,329,735)
Gross (loss) profit	(1,089,374)	814,574
Total operating expenses	(37,437,587)	(1,483,318)
Loss from operations	(38,526,961)	(668,744)
Total other income (expenses), net	936,540	417,086
Loss before income taxes	(37,590,421)	(251,658)
Income tax expenses	0	0
Net loss	(37,590,421)	(251,658)
PRC [Member]
Total revenue	3,700,629	12,736,774
Cost of revenues	(3,349,148)	(11,376,192)
Gross (loss) profit	351,481	1,360,582
Total operating expenses	(36,202,818)	(237,140)
Loss from operations	(35,851,337)	1,123,442
Total other income (expenses), net	(363)	(77,920)
Loss before income taxes	(35,851,700)	1,045,522
Income tax expenses	0	0
Net loss	(35,851,700)	1,045,522
United States of America [Member]
Total revenue	2,694,084	3,407,535
Cost of revenues	(4,134,939)	(3,953,543)
Gross (loss) profit	(1,440,855)	(546,008)
Total operating expenses	(1,234,769)	(1,246,178)
Loss from operations	(2,675,624)	(1,792,186)
Total other income (expenses), net	936,903	495,006
Loss before income taxes	(1,738,721)	(1,297,180)
Income tax expenses	0	0
Net loss	$ (1,738,721)	$ (1,297,180)